Summary of Changes in Estimated Reserves of Oil and Natural Gas Wells (Detail)	12 Months Ended
	Dec. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe		Dec. 31, 2010 Mcfe
Reserve Quantities [Line Items]
Estimated Proved Reserves - Beginning of Period	366,188,321	201,678,803		125,223,068
Sale of Reserves in Place				(14,470,160)
Extensions, Discoveries and Additions	196,582,530	155,848,698		114,000,140
Revisions	75,027,665	22,880,682	[1]	(15,763,931)
Improved Recovery	4,549,818
Purchases	259,056
Production	(24,557,390)	(14,219,862)	[2]	(7,310,314)	[2]
Estimated Proved Reserves - End of Period	618,050,000	366,188,321		201,678,803
Proved Developed Reserves Energy Equivalents	257,913,709	173,251,020		85,271,856
Natural Gas
Reserve Quantities [Line Items]
Estimated Proved Reserves - Beginning of Period	274,292,315	127,621,835		56,163,170
Sale of Reserves in Place				(12,251,612)
Extensions, Discoveries and Additions	116,854,386	139,067,694		93,229,532
Revisions	(1,413,637)	16,515,036	[1]	(6,511,733)
Improved Recovery	0
Purchases	0
Production	(18,016,700)	(8,912,250)	[2]	(3,007,522)	[2]
Estimated Proved Reserves - End of Period	371,716,364	274,292,315		127,621,835
Proved Developed Reserves	141,754,981	110,853,300		32,477,226
Oil and NGLs
Reserve Quantities [Line Items]
Estimated Proved Reserves - Beginning of Period	15,316,001	12,342,828		11,509,983
Sale of Reserves in Place				(369,758)
Extensions, Discoveries and Additions	13,288,024	2,796,834		3,461,768
Revisions	12,740,217	1,060,941	[1]	(1,542,033)
Improved Recovery	758,303
Purchases	43,176
Production	(1,090,115)	(884,602)	[2]	(717,132)	[2]
Estimated Proved Reserves - End of Period	41,055,606	15,316,001		12,342,828
Proved Developed Reserves	19,359,788	10,399,620		8,799,105

[1]	Revisions includes 120.9 MBbls and 725.4 MMcfe related to our successful ASP pilot in the Illinois Basin.
[2]	Gas production excludes certain production associated with gas sales contracts for which we do not recognize reserves.